Summary of significant accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash, cash equivalents and restricted cash
Maximum original maturity period of all highly liquid investments to be considered as cash equivalents	3 months
Inventories
Loss provision recorded related to fixed price polysilicon purchase agreements	$ 0	$ 0	$ 0
Short-term and long-term advances to suppliers
Period of expected purchases used to determine classification of advances to suppliers	12 months
Buildings
Property and equipment, net
Estimated useful lives	20 years
Machinery and equipment | Minimum
Property and equipment, net
Estimated useful lives	5 years
Machinery and equipment | Maximum
Property and equipment, net
Estimated useful lives	15 years
Furniture and fixtures
Property and equipment, net
Estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years